SCHEDULE OF OTHER NON-CURRENT ASSETS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Receivables [Abstract]
Prepayment	$ 1,676,095	$ 2,155,291